Note 10 - Margin Loan Payable (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	US$	$
Balance at November 30, 2021	9,767	12,482
Less: transaction costs and fees	(150)	(203)
Principal repayment	(2,882)	(3,696)
Interest expense	1,336	1,732
Interest paid	(877)	(1,131)
Gain on modification of margin loan	(615)	(834)
Unrealized foreign exchange loss	-	474
Balance at November 30, 2022	6,579	8,824
Less: transaction costs and fees	(54)	(73)
Principal repayment	(7,118)	(9,595)
Interest expense	931	1,254
Interest paid	(652)	(884)
Loss on modification of margin loan	314	422
Foreign exchange loss	-	52
Balance at November 30, 2023	-	-